Loans - Schedule of Long Term Loans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	$ 17,792,538	$ 14,841,480
Less: current portion	(3,818,049)	(10,506,144)
Long-term loans – non-current portion	13,974,489	4,335,336
China Guangfa Bank [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	11,153,852	12,439,549
Construction bank of China [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans		1,301,495
Zhongshan Rural Commercial Bank [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	386,095	1,041,196
Minsheng Financial Leasing Co. LTD [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans		59,240
China Resources Bank of Zhuhai CO.LTD [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	4,161,245
Agricultural Bank of China [Member]
Schedule of Long Term Loans [Line Items]
Subtotal of long-term loans	$ 2,091,346